Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 320,000.00
Previously Paid Amount	0.00
Total Fee Amount	48.99
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 48.99
Narrative - Max Aggregate Offering Price	$ 320,000.00
Final Prospectus	true